Segment Disclosures - Major Customers (Detail) - Customer Concentration Risk - Sales Revenue, Segment [Member]	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Energy Transfer Equity LP. and subsidiaries.
Concentration risk percentage	63.00%	36.00%	10.00%
Royal Dutch Shell Plc and Subsidiaries.
Concentration risk percentage	12.00%	20.00%	41.00%
Cima Energy Ltd.
Concentration risk percentage	15.00%	16.00%
BP Corporation North America.
Concentration risk percentage			31.00%